CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)	3 Months Ended	12 Months Ended
	Jan. 25, 2013	Oct. 31, 2013	Oct. 31, 2014	Nov. 30, 2013
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Conversion price (in Dollars per share)				$ 0.1892
Aggregate fair value (in Dollars)		$ 164,811	$ 1,670,704
Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 0.21	$ 0.195
Conversion price (in Dollars per share)	$ 0.15	$ 0.15
Stock premium for liquidity	57.00%	42.00%
Term (years)	2 years	1 year 3 months
Expected volatility	110.00%	115.00%
Weighted average risk-free interest rate	0.30%	0.30%
Trials (in Shares)	100,000	100,000
Aggregate fair value (in Dollars)	$ 1,180,000	$ 540,000